Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent events

13. Subsequent events

On March 27, 2023, the Company consummated the initial public offering of 3,325,000 ordinary shares, par value $0.0001 per share at a price of $4.00 per share (the “Offering”), The Company’s underwriters exercised their over-allotment option in part for an additional 425,000 ordinary shares on March 23, 2023 (“Over-allotment Option”). The Over-allotment Option was closed with the Offering. As a result, the aggregate gross proceeds of the Offering, including the over-allotment, was $15 million, before deducting underwriting discounts and other related expenses. The Company’s ordinary shares began trading on the Nasdaq Capital Market on March 23, 2023 under the ticker symbol “BANL.”

The following table sets forth the pro forma condensed balance sheet as of December 31, 2022 on an actual basis; and on a pro forma as adjusted basis to reflect the issuance and sale of 3,750,000 ordinary shares at a price of US$4.00 per ordinary share, after deducting the underwriting discounts, and the estimated offering expenses payable.

	December 31, 2022
	Actual	Pro Forma As Adjusted
		(Unaudited)

Assets:
Current Assets
Cash (1)	$5,032,890	$20,032,890
Accounts receivable	18,446,176	18,446,176
Prepayments and other current assets	253,779	253,779
Total current assets	23,732,845	38,732,845

Property, plant and equipment, net	394,090	394,090
Right-of-use lease assets, net	341,625	341,625
Deferred offering costs (2)	1,128,453	-
Total assets	$25,597,013	$39,468,560

Liabilities and Shareholders’ Equity:
Liabilities
Current liabilities
Accounts payable	$12,652,514	$12,652,514
Taxes payable	244,096	244,096
Accrued expenses and other current liabilities (3)	125,701	1,948,948
Derivative liabilities	109,346	109,346
Short-term lease liabilities	124,095	124,095
Total current liabilities	13,255,752	15,078,999

Long-term lease liabilities	229,076	229,076
Total liabilities	13,484,828	15,308,075

Commitment and contingencies	-	-

Shareholders’ equity:
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 21,250,000 shares issued and outstanding as on an actual basis, 25,000,000 issued and outstanding on a pro forma as adjusted basis	2,125	2,500
Additional paid-in capital (4)	488,198	12,536,123
Retained earnings	11,621,862	11,621,862
Total shareholders’ equity	12,112,185	24,160,485

Total liabilities and shareholders’ equity	$25,597,013	$39,468,560

(1)	Pro forma cash reflects $15,000,000 offering proceeds.

(2)	Pro forma deferred offering costs reflect charged against the gross proceeds of the offering.

(3)	Pro forma accrued expenses and other current liabilities reflect $1,200,000 of underwriting discount and additional offering expenses of $623,247.

(4)	Pro forma additional paid in capital reflect the net proceeds the Company expects to receive, after deducting underwriting fee, underwriters’ expense allowance and other expenses. The Company expects to receive net proceeds of $12,048,300 ($15,000,000 offering gross proceeds, less underwriting discounts of $1,200,000, and estimated offering expenses of $1,751,700).